Submission	Mar. 21, 2025
Submission [Line Items]
Central Index Key	0001816017
Registrant Name	SPIRE GLOBAL, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES